Condensed consolidated statements of changes in equity € in Millions, shares in Millions, $ in Millions		USD ($)	EUR (€)	Arceo USD ($)	AMTBA USD ($)	Equity attributable to the equity holders of the parent USD ($)	Equity attributable to the equity holders of the parent Arceo USD ($)	Equity attributable to the equity holders of the parent AMTBA USD ($)	Share capital USD ($) shares	Treasury shares USD ($)	Additional paid-in capital USD ($)	Retained earnings USD ($)	Retained earnings Arceo USD ($)	Retained earnings AMTBA USD ($)	Foreign currency translation adjustments USD ($)	Unrealized gains (losses) on derivative financial instruments USD ($)	Unrealized gains (losses) on investments in equity instruments at FVOCI USD ($)	Recognized actuarial losses USD ($)	Non-controlling interests USD ($)	Non-controlling interests Arceo USD ($)	Non-controlling interests AMTBA USD ($)
Beginning balance (in shares) at Dec. 31, 2024 | shares	[1],[2]								769
Beginning balance at Dec. 31, 2024		$ 51,286				$ 49,223			$ 303	$ (2,117)	$ 27,190	$ 47,254			$ (22,296)	$ 1,321	$ (50)	$ (2,382)	$ 2,063
Changes in equity [abstract]
Net income (including non-controlling interests)		2,651				2,598						2,598							53
Other comprehensive income (loss)		3,343				3,236									3,304	(65)	17	(20)	107
Total comprehensive income		5,994				5,834						2,598			3,304	(65)	17	(20)	160
Recognition of share-based payments		30				30				19	11
Share buyback (in shares) | shares	[1],[2]								(9)
Share buyback		(262)				(262)				(262)
Dividend		(477)				(421)						(421)							(56)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				$ (88)	$ (11)		$ 9	$ (31)					$ 9	$ (31)						$ (97)	$ 20
Other movements		(2)				(4)						(4)							2
Ending balance (in shares) at Jun. 30, 2025 | shares	[1],[2]								760
Ending balance at Jun. 30, 2025		56,470				54,378			$ 303	(2,360)	27,201	49,405			(18,992)	1,256	(33)	(2,402)	2,092
Beginning balance (in shares) at Dec. 31, 2025 | shares	[1],[2]								761
Beginning balance at Dec. 31, 2025		56,536				54,466			$ 275	(355)	25,250	49,918			(19,345)	1,144	(23)	(2,398)	2,070
Changes in equity [abstract]
Net income (including non-controlling interests)		1,268				1,258						1,258							10
Other comprehensive income (loss)		11				9									(149)	196	(38)		2
Total comprehensive income		1,279				1,267						1,258			(149)	196	(38)		12
Recognition of share-based payments (in shares) | shares	[1],[2]								1
Recognition of share-based payments		36				36				24	12
Share buyback (in shares) | shares	[1],[2]								(8)
Share buyback		(510)	€ (442)			(510)				(510)
Dividend		(529)				(454)						(454)							(75)
Other movements		11				15						15							(4)
Ending balance (in shares) at Jun. 30, 2026 | shares	[1],[2]								754
Ending balance at Jun. 30, 2026		$ 56,823				$ 54,820			$ 275	$ (841)	$ 25,262	$ 50,737			$ (19,494)	$ 1,340	$ (61)	$ (2,398)	$ 2,003

[1]	Excludes treasury shares
[2]	In millions of shares